UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2010

Item 1. Report to Stockholders.

AKRE
CAPITAL MANAGEMENT, LLC

Retail Class Shares  (AKREX)
Institutional Class Shares  (AKRIX)

SEMI-ANNUAL REPORT
January 31, 2010

Akre Focus Fund

March 2010

Greetings to our Fellow Shareholders:

This is our first semi-annual letter to our fellow shareholders, and I want to welcome you to our Fund.  I first must explain why the letter is described as “semi-annual.”  Our fund has a fiscal year ending July 31st.  This date has no particular relevance except that it was established as we went into registration with the SEC, and needed to be before we actually started, so as not to incur a “stub” year, and lead to higher accounting and operating costs.  Accordingly, January 31st was the half year mark, so we are sending you this “semi-annual” letter.

We have recently written to our other clients at Akre Capital Management expressing our concern about the American consumer’s plight. In our judgment he is constrained because he is dramatically underemployed, and is further challenged by very large reductions in his access to credit either through credit card lines, home equity lines or home refinancing.  Further adding to the problem of economic recovery, the consumer is now saving what extra money he has precisely because of the experience of 2008 as well as his uncertain job situation.  Recalling that the consumer still makes up 70% of our economy the likely outcome of this situation is more moderate spending on the part of the consumer, and by extension a not very robust economy.

Our observations are that in the past year the average (and perhaps “professional” as well) investor has gone from being afraid that he would lose everything, to being afraid that he would miss out on a rising stock market.  While we do not believe that the market resembles anything like the bubble of 2007 and 2008, we do believe firmly that the fear of missing out is misguided.  Accordingly we have approached the investment of the incoming cash in our Fund very cautiously.

Many of you shareholders know that we managed another focused mutual fund for nearly thirteen years.  Our multiyear achievement in that fund is a matter of public record.  We might easily duplicate the portfolio we left behind in August 2009, but we choose instead to focus even more on businesses which we believe are either less likely to be affected by the constraints on the consumer, or may benefit directly from the recovery which is modestly underway.

At the end of January – mid year to us – we were about 45% invested.  As a result, we determined comparing the Fund’s year to date performance to a benchmark to be without merit.  Also late in January we disclosed our top ten holdings.  Among the holdings, many of you will recognize long time favorites

Akre Focus Fund

including American Tower, Markel and Penn National.  We also have disclosed businesses in the portfolio which may be new to many of you, and over time we will have an opportunity to discuss these in some detail.

We believe it is important to stress to you in this first letter, while cautious, we continue to search for great opportunities.  We will follow the trail we have cut as value investors, weathering the volatility created by the risk prone.  In our portfolio we continue to look for businesses which we believe:

*	have durable pricing power

*	have real prospects for growth

*	are not natural targets of regulation

*	require only modest amounts of capital to operate efficiently

*	are run by people of the highest integrity

*	duplicate what happens at the company level at the per share level

*	have an opportunity to reinvest all the excess profits at above average returns

This model of great businesses, great managers, and great reinvestment opportunities has the potential to create a great “compounding machine” in our minds.  When we find these gems, we will populate our portfolio with a select few, always focusing our attention on a modest starting valuation.   Our goal is to compound our fellow shareholders’ capital at above average rates, while incurring what we believe to be below average risks.  The relative low level of risk comes not from the absence of volatility, but rather, from the strength of the businesses themselves.  This strength is reflected in their balance sheets, their superior returns on capital, and the outstanding quality of their managements.  We will be very disciplined about the price we are willing to pay, as in the end our rate of return will be determined not only by the quality of the businesses we choose to own, but importantly by the starting valuation (price) as well.

When we chose to strike out on our own this past summer, giving up our role as sub advisor to the other fund, we stated firmly that one of the driving goals was to be able to communicate directly with our shareholders, as we had had very little contact with the fund shareholders in our previous setup.  To that end we would like to invite all of our fellow shareholders to our first conference call on April the 22nd. On the call we will discuss our outlook, our investments in some detail, and answer questions from the audience. We look forward to chatting with you on April 22, 2010.

Akre Focus Fund

Akre Focus Fund Quarterly Conference Call Information:

Date:	April 22, 2010
Time:	4:00 pm ET
Dial In:	(877) 509-7719
Conference ID#:	63065051

We would appreciate having your questions in advance by email to questions@akrecapital.com by April 21, 2010 but will also take questions on the conference call.

Opinions expressed are those of the advisor and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and it may be obtained by calling (877) 862-9559 or visiting www.akrefund.com.  Read it carefully before investing.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  See the Schedule of Investments on page 6 for the Fund holdings.

The SEC does not endorse, indemnify, or guarantee any firm’s business practices, selling methods, the class or type of securities offered, or any specific security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at January 31, 2010 (Unaudited)

Sector Allocation	Percent of Net Assets

Money Market Fund	55.3%
Finance & Insurance	11.8%
Retail Trade	9.0%
Professional, Scientific & Technical Services	8.3%
Information	8.2%
Arts, Entertainment & Recreation	4.4%
Manufacturing	3.3%
Liabilities in Excess of Other Assets	(0.3%)
Total	100.0%

EXPENSE EXAMPLE For the Period Ended January 31, 2010 (Unaudited)

As a shareholder of the Akre Focus Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 31, 2009* – January 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short

Akre Focus Fund

EXPENSE EXAMPLE For the Period Ended January 31, 2010 (Unaudited) (Continued)

positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	August 31, 2009 -
	August 31, 2009*	January 31, 2010	January 31, 2010**
Retail Class Actual	$1,000	$ 998	$6.28
Institutional Class Actual	$1,000	$1,000	$5.23
Hypothetical (5% return
before expenses)	$1,000	$1,015	$6.33

*	Fund commenced operations on August 31, 2009.
**
Expenses are equal to the Fund’s expense ratio for the August 31, 2009 through January 31, 2010 period of 1.49% (reflecting fee waivers in effect) for Retail Class shares and 1.24% (reflecting fee waivers in effect) for Institutional Class shares, multiplied by the average account value over the period multiplied by 154/365 (to reflect the since inception period).

Akre Focus Fund

SCHEDULE OF INVESTMENTS at January 31, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 45.0%
Advertising & Public Relations: 3.4%
200,000	Lamar Advertising
	Co.*	$5,720,000
Clothing Stores: 6.0%
110,000	Ross Stores, Inc.	5,052,300
130,000	The TJX
	Companies, Inc.	4,941,300
		9,993,600
Credit Intermediation: 0.7%
93,273	White River
	Capital, Inc.	1,146,325
Gambling Industries: 2.4%
100,000	Bally Technologies,
	Inc.*	3,967,000
General Manufacturing: 3.3%
150,000	WMS
	Industries, Inc.*	5,562,000
General Merchandise Stores: 3.0%
100,000	Dollar Tree, Inc.*	4,952,000
Insurance Carriers: 4.9%
25,400	Markel Corp.*	8,255,254
Newspapers, Periodicals &
Books: 2.7%
150,000	MSCI, Inc.*	4,434,000
Professional, Scientific & Technical
Services: 4.9%
130,000	FactSet Research
	Systems, Inc.	8,190,000
Securities & Financial Services: 6.2%
350,000	optionsXpress
	Holdings, Inc.	5,022,500
300,000	TD Ameritrade
	Holding Corp.*	5,328,000
		10,350,500
Software Publishers: 0.4%
100,000	TradeStation
	Group, Inc.*	707,000
Spectator Sports: 2.0%
125,000	Penn National
	Gaming, Inc.*	3,372,500
Wireless Telecommunications
Carriers: 5.1%
200,000	American
	Tower Corp.*	8,490,000
TOTAL COMMON STOCKS
(Cost $75,869,656)		75,140,179
SHORT-TERM INVESTMENT: 55.3%
Money Market Fund: 55.3%
92,296,106	Fidelity
	Government
	Portfolio - Class I, 0.04%1	92,296,106
TOTAL SHORT-TERM INVESTMENT
(Cost $92,296,106)		92,296,106
TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $168,165,762)		167,436,285
Liabilities in Excess
of Other Assets: (0.3)%		(485,476)
TOTAL NET ASSETS: 100.0%		$166,950,809

*	Non-income producing security.
1	7-Day Yield.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2010 (Unaudited)

ASSETS
Investments in securities, at value
(cost $168,165,762) (Note 2)	$167,436,285
Receivables:
Fund shares sold	2,347,671
Dividends and interest	2,812
Prepaid expenses	34,087
Total assets	169,820,855

LIABILITIES
Payables:
Investment securities purchased	2,608,864
Fund shares redeemed	80,581
Distribution fees	22,412
Shareholder servicing fees	13,397
Investment advisory fees, net	120,082
Administration fees	9,719
Fund accounting fees	13,207
Custody fees	104
Chief Compliance Officer fees	1,680
Total liabilities	2,870,046

NET ASSETS	$166,950,809

COMPONENTS OF NET ASSETS
Paid-in capital	$168,308,506
Accumulated net investment loss	(628,220)
Net unrealized depreciation on investments	(729,477)
Net assets	$166,950,809

Retail Class:
Net assets	$112,163,152
Shares issued and outstanding (unlimited number of shares
authorized without par value)	11,234,267
Net asset value, and redemption price per share	$9.98

Institutional Class:
Net assets	$54,787,657
Shares issued and outstanding (unlimited number of shares
authorized without par value)	5,480,726
Net asset value, offering price, and
redemption price per share	$10.00

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Period Ended January 31, 2010 (Unaudited)*

INVESTMENT INCOME
Interest	$25,489
Dividends	10,675
Total investment income	36,164

EXPENSES (Note 3)
Investment advisory fees	424,465
Distribution fees - Retail Class	79,565
Shareholder servicing fees	47,092
Administration fees	34,610
Fund accounting fees	21,939
Transfer agent fees	21,145
Registration fees	15,012
Audit fees	9,060
Reports to shareholders	4,979
Chief Compliance Officer fees	4,430
Legal fees	4,189
Miscellaneous expenses	3,410
Custody fees	2,429
Trustee fees	2,309
Insurance expense	347
Total expenses	674,981
Less: fees waived	(10,597)
Net expenses	664,384
Net investment loss	(628,220)

UNREALIZED LOSS ON INVESTMENTS
Change in unrealized depreciation on investments	(729,477)
Net decrease in net assets
resulting from operations	$(1,357,697)

*	Fund commenced operations on August 31, 2009.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
January 31, 2010*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(628,220)
Change in unrealized depreciation on investments	(729,477)
Net decrease in net assets resulting from operations	(1,357,697)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
outstanding shares - Retail Class (a)(b)	113,077,720
Net increase in net assets derived from net change in
outstanding shares - Institutional Class (a)(c)	55,230,786
Total increase in net assets from
capital share transactions	168,308,506
Total increase in net assets	166,950,809

NET ASSETS
Beginning of period	—
End of period	$166,950,809
Accumulated net investment loss	$(628,220)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	January 31, 2010*
	(Unaudited)
Retail Class:	Shares	Value
Shares sold	12,157,969	$122,474,794
Shares redeemed (b)	(923,702)	(9,397,074)
Net increase	11,234,267	$113,077,720

(b)	Net of redemption fees of $3,781.

	Period Ended
	January 31, 2010*
	(Unaudited)
Institutional Class:	Shares	Value
Shares sold	5,628,993	$56,729,658
Shares redeemed (c)	(148,267)	(1,498,872)
Net increase	5,480,726	$55,230,786

(c)	Net of redemption fees of $30.
*	Fund commenced operations on August 31, 2009.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

RETAIL CLASS	Period Ended
	January 31, 2010*
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.04)
Net unrealized gain on investments	0.02
Total from investment operations	(0.02)
Paid-in capital from redemption fees (Note 2)	0.00#
Net asset value, end of period	$9.98
Total return	(0.20%	)^

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$112.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.51	%+
After fees waived and expenses absorbed	1.49	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.44	%)+
After fees waived and expenses absorbed	(1.42	%)+
Portfolio turnover rate	0%	^

*	Fund commenced operations on August 31, 2009.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

INSTITUTIONAL CLASS	Period Ended
	January 31, 2010*
	(Unaudited)
Net asset value, beginning of period	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss	(0.03)
Net unrealized gain on investments	0.03
Total from investment operations	—
Paid-in capital from redemption fees (Note 2)	0.00#
Net asset value, end of period	$10.00
Total return	0.00%	^

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (millions)	$54.8

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.26	%+
After fees waived and expenses absorbed	1.24	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	(1.18	%)+
After fees waived and expenses absorbed	(1.16	%)+
Portfolio turnover rate	0%	^

*	Fund commenced operations on August 31, 2009.
#	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited)

NOTE 1 – ORGANIZATION

Akre Focus Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on August 31, 2009.

The Fund offers Retail and Institutional Class shares.  Institutional shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  Each class of shares has equal rights as to earnings and assets except that Retail shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have maturities of less than 60 days, at time of purchase, are valued at amortized cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2010, the Fund did not hold fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the  Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock^	$75,140,179	$—	$—	$75,140,179
Short-Term
Investment	92,296,106	—	—	92,296,106
Total Investments
in Securities	$167,436,285	$—	$—	$167,436,285

^	See Schedule of Investments for industry breakout.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits is expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Options Contracts.  The Fund may purchase call and put options on securities and indices.  As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time until the expiration date.  As a holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time until the expiration date.  The Fund may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.  If an option expires on the stipulated date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call.  The Fund may write (sell) call and put options on securities and indices.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

F.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through March 29, 2010, the date the financial statements were available to be issued.

J.
New Accounting Pronouncement.  In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements.  Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact it will have on its financial statement disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% based upon the average daily net assets of the Fund.  For the period ended January 31, 2010, the Fund incurred $424,465 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.49% and 1.24% for the Retail Class and Institutional Class shares, respectively, of each Class’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the period ended January 31, 2010 the Advisor waived $10,597 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At January 31, 2010, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $10,597.  The Advisor may recapture a portion of the above amount no later than July 31, 2013.

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$45,000
$0 to $300 million	0.07% of average daily net assets
$300 to $800 million	0.05% of average daily net assets
Over $800 million	0.03% of average daily net assets

For the period ended January 31, 2010 the Fund incurred $34,610 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the period ended January 31, 2010, the Fund was allocated $4,430 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Retail Class shares and a Shareholder Servicing Plan on behalf of both the Retail and Institutional Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of Retail Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Advisor an annual shareholder servicing fee of 0.10% of each Class’s average daily net assets.  The Advisor uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the period ended January 31, 2010, the Fund incurred distribution fees of $79,565 and shareholder servicing fees of $47,092.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS January 31, 2010 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2010, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $75,869,656 and $0, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended January 31, 2010.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:

Cost of investments	$168,165,762
Gross tax unrealized appreciation	1,421,247
Gross tax unrealized depreciation	(2,150,724)
Net tax unrealized depreciation	$(729,477)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 3 and 4, 2009, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement for the Akre Focus Fund, a new series of Professionally Managed Portfolios, with Akre Capital Management, LLC (the “Advisor” or “Akre”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of Akre’s overall services to be provided to the Fund.  The Board considered Akre’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at Akre that would be involved with the Fund.  The Board reviewed the proposed services Akre would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of additional fees by Akre or its affiliates.  The Trustees also considered the structure of Akre’s compliance procedures and the trading capability of Akre.  After reviewing Akre’s compliance policies and procedures with respect to the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent violation of federal securities laws.  The Board concluded that Akre had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Investment Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Fund. As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider Akre’s performance history with respect to a similarly-managed mutual fund.

Akre Focus Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

3.
Costs of Services Provided and Profits Realized by Akre. The Board noted that the proposed advisory fee of the Fund was 0.90% of average daily net assets.  The Board noted that Akre agreed to enter into an agreement to limit the expenses of the Fund to 1.24% and 1.49% for the Institutional Class and Retail Class shares, respectively, of average daily net assets.  The Board concluded that the fees to be received by Akre were fair and reasonable.  The Board also noted that the Fund would impose a shareholder servicing fee of up to 0.10% of average daily net assets for each Class and that the Retail Class would impose a Rule 12b-1 distribution fee of up to 0.25% of the Class’s average daily net assets.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees discussed the likely overall profitability of Akre from managing the new Fund.  In assessing possible profitability, the Trustees reviewed Akre’s financial information and took into account both the likely direct and indirect benefits to Akre from advising the Fund, including the shareholder servicing and Rule 12b-1 distribution fees.  The Trustees concluded that Akre’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, Akre would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

Akre Focus Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling (877) 862-9556.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9556 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Akre Focus Fund
	Ticker	CUSIP
Retail Class Shares	AKREX	742935117
Institutional Class Shares	AKRIX	742935125

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the five month period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date   April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Robert M. Slotky
Robert M. Slotky, President

Date   April 1, 2010

By (Signature and Title)      /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   April 1, 2010

* Print the name and title of each signing officer under his or her signature.